Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used calculating benefit obligation, discount rate	4.25%	4.00%	4.75%
Assumptions used calculating net periodic benefit cost, discount rate	4.00%	4.75%	4.00%
Assumptions used calculating net periodic benefit cost, expected long-term return on plan assets	6.00%	5.25%	6.35%
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used calculating benefit obligation, discount rate	4.25%
Assumptions used calculating net periodic benefit cost, discount rate	4.00%
Assumptions used calculating net periodic benefit cost, expected long-term return on plan assets	6.00%